Lease (Details) - 6 months ended Apr. 30, 2026	USD ($)	CNY (¥)
Lease [Abstract]
Lease borrowing rate	3.50%
Lease term	12 months
Expense related to short-term leases	$ 3,817	¥ 26,549
Unrecognized commitments